Summary of Significant Accounting Policies - Additional Information (Details)	1 Months Ended	12 Months Ended
	Jun. 30, 2020 shares	Dec. 31, 2020 USD ($) Segment	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Sep. 30, 2020	Dec. 31, 2017 USD ($)
Summary Of Significant Accounting Policies [Line Items]
Percentage of voting power		50.00%
Assets		$ 97,254,000	$ 90,097,000
Number of operating segments | Segment		1
Number of reportable segments | Segment		1
Redeemable preferred shares, conversion conditions, term		5 years
Contract liability						$ 2,542,000
Revenue included in contract liability		$ 1,925,000	3,940,000	$ 2,542,000
Advertising and promotional expenses		2,695,000	5,991,000	6,589,000
Contributions by employer to plan		2,077,000	3,836,000	4,888,000
Changes in restricted cash		(10,797,000)	4,022,000	(19,620,000)
Inventory write-downs		948,000	230,000	497,000
Deferred offering costs capitalized		0	964,000
Impairment charge of long-lived assets		0	0	0
Beijing Huaxianglianxin Technology Company
Summary Of Significant Accounting Policies [Line Items]
Equity interest percentage					10.00%
Investment carrying amount		1,306,000	430,000
Impairment of investments		0
ASU 2016-18
Summary Of Significant Accounting Policies [Line Items]
Changes in restricted cash		5,283,000	2,791,000	$ 7,541,000
Class A Ordinary Shares [Member]
Summary Of Significant Accounting Policies [Line Items]
Conversion of series A preferred shares into class A ordinary shares upon completion of IPO | shares	29,000,000
VIEs [Member]
Summary Of Significant Accounting Policies [Line Items]
Assets		21,557,000	$ 41,053,000
VIEs [Member] | Contractual Arrangements
Summary Of Significant Accounting Policies [Line Items]
Assets		$ 0